UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02120

SECURITY INCOME FUND

(Exact name of registrant as specified in charter)

ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001

(Address of principal executive offices) (Zip code)

DONALD C. CACCIAPAGLIA, PRESIDENT

SECURITY INCOME FUND

ONE SECURITY BENEFIT PLACE

TOPEKA, KANSAS 66636-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: (785) 438-3000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

FLOATING RATE STRATEGIES FUND

MACRO OPPORTUNITIES FUND

TOTAL RETURN BOND FUND

GO GREEN!

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This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, LLC.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS

Dear Shareholders:

A restructuring of Greece’s massive debt, continued accommodation by the world’s major central banks and better news on the U.S. economy helped support financial markets over the six months ended March 31, 2012. Market optimism peaked in early 2012, when several major equity indices pushed to the highest levels in four years or more. But the mood grew more cautious late in the period after the Federal Reserve (“the Fed”) expressed views that continued weakness in housing and employment may pose a risk to the strength of the recovery.

U.S. equities began the period rebounding from the loss of the U.S. AAA credit rating in August. But after touching the low for 2011 in early October, improving U.S. economic data and European Central Bank’s injections of three-year loans into the continent’s banking system helped markets make up lost ground, which carried over into a strong first quarter of 2012.

Among the upbeat U.S. economic reports in recent months: more than 600,000 jobs have been added since the beginning of 2012; house prices have fallen enough to start to spur demand, lifting sales and new construction; and the U.S. GDP expanded at an annual rate of 3% in the fourth quarter of 2011, its strongest rate in a year and a half. Consumer confidence climbed in March to its highest level in a year.

While acknowledging the good news, the Fed warned that policymakers cannot be sure the recent pace of improvement will be sustained unless growth picks up. To foster growth, the Fed has said it will leave its key interest rate close to zero at least through 2014, despite arguments by some Fed officials and investors that the Fed may have to consider raising rates much earlier than that to prevent inflation. For now, the Fed’s leadership appears to be committed to keeping rates low, thus reducing borrowing costs for businesses and consumers. Consumer spending remains sluggish, and lackluster forecasts for first-quarter corporate profits were a reminder that the economic recovery remains fragile.

The world’s leading central bankers have continued to take steps to recharge the global economy. Greece’s debt restructuring enabled a new international bailout, while an injection of liquidity from the European Central Bank lessened financial stresses across the continent and contributed to improvement in global financial markets. However, March manufacturing gauges indicated that the eurozone has entered a period of economic contraction, meaning that policy makers may need to do more to revive economic growth across the region. The Bank of England and the Bank of Japan have also increased asset-buying programs. In China, recent strong factory data eased fears that a hard landing could wreak havoc on the global economy. The country cut its annual growth target to 7.5%, as its policymakers are trying to shift the country away from investment and exports and to greater domestic consumption.

Improvement in the U.S. economy is luring investors from ultra-safe, but often low-yielding assets. Falling U.S. Treasury bond prices, for example, boosted yields from a 70-year low last fall to a recent range of around 2% for the 10-year note. After outperforming equities for much of the past decade, and drawing heavy asset flows, many analysts are cautious about certain fixed-income sectors, particularly government debt, as the economy improves and the potential grows for a rise in interest rates. Investment-grade and higher-yielding corporates, however, are expected to continue to outperform.

Likewise, commodities, which had been slumping since mid-2011 due to slowing economic activity and the European debt crisis, rebounded in early 2012 on stronger macroeconomic data, with the price of a barrel of oil surging from last October’s $77 to a peak of $113 in late February. Investors also have been shifting out of gold to assets with greater return potential; after peaking at nearly $2,000 last summer, the price per ounce has fallen back to around $1,600.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

The U.S. economy seems to be decoupling from slowing growth in the rest of the world and from ongoing uncertainty in the European debt crisis, as well as the domestic debate over tax and spending policy. In this resiliency, we see potential in U.S. investments, including equities, high yield bonds, bank loans and other risk assets. It appears that the U.S. may have entered a period of self-sustaining, if modest, economic expansion, driven primarily by the aggressive monetary policy of the Fed and reinforced by the ECB, and is increasingly becoming the economic locomotive of the global economy.

We look forward to continuing our service to you. Thank you for investing in our funds.

Sincerely,

Donald C. Cacciapaglia

President, Guggenheim Funds

Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.

Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.

The referenced funds are distributed by Rydex Distributors, LLC. Guggenheim Investments represents the investment management business of Guggenheim Partners, LLC, which includes Guggenheim Partners Management, LLC (GPAM), the investment advisor to the referenced funds. Rydex Distributors, LLC is affiliated with Guggenheim Partners, LLC and GPAM.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period indicated and held through March 31, 2012.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value November 30, 2011*	Ending Account Value March 31, 2012	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]

Floating Rate Strategies Fund
A-Class	1.00%	4.44%	$1,000.00	$1,044.40	$3.41
C-Class	1.75%	4.18%	1,000.00	1,041.80	5.96
Institutional Class	0.78%	4.53%	1,000.00	1,045.30	2.66

Macro Opportunities Fund[4]
A-Class	1.57%	5.38%	1,000.00	1,053.80	5.37
C-Class	2.34%	5.14%	1,000.00	1,051.40	8.00
Institutional Class	1.09%	5.55%	1,000.00	1,055.50	3.73

Total Return Bond Fund
A-Class	0.87%	3.92%	1,000.00	1,039.20	2.96
C-Class	1.59%	3.65%	1,000.00	1,036.50	5.40
Institutional Class	0.50%	4.10%	1,000.00	1,041.00	1.70

Table 2. Based on hypothetical 5% return (before expenses)[5]

Floating Rate Strategies Fund
A-Class	1.00%	5.00%	$1,000.00	$1,020.00	$5.05
C-Class	1.75%	5.00%	1,000.00	1,016.25	8.82
Institutional Class	0.78%	5.00%	1,000.00	1,021.10	3.94

Macro Opportunities Fund[4]
A-Class	1.57%	5.00%	1,000.00	1,017.15	7.92
C-Class	2.34%	5.00%	1,000.00	1,013.30	11.78
Institutional Class	1.09%	5.00%	1,000.00	1,019.55	5.50

Total Return Bond Fund
A-Class	0.87%	5.00%	1,000.00	1,020.65	4.39
C-Class	1.59%	5.00%	1,000.00	1,017.05	8.02
Institutional Class	0.50%	5.00%	1,000.00	1,022.50	2.53

*	Commencement of operations
[1]	Annualized
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 122/366 (to reflect the since inception period).

[3]	Actual cumulative return at net asset value for the period November 30, 2011 to March 31, 2012.
[4]

This ratio represents annualized net expenses, which includes interest expense. Excluding interest expense, the operating expense ratio would be 0.22%, 0.24%, and 0.14% lower for the A-Class, C-Class, and Institutional Class, respectively.

[5]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2012

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

Rating	% of Total Investments
Fixed Income Instruments
B	35.4%
B+	16.6%
B-	12.1%
BB-	9.2%
BBB+	5.1%
NR	3.7%
BBB	3.1%
Other	14.8%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
FLOATING RATE STRATEGIES FUND

	FACE AMOUNT	VALUE
FLOATING RATE INTERESTS†† - 67.0%
Bank Loans - 32.0%
Pinnacle Foods
due 02/03/18	$1,000,000	$1,002,189
Asurion Corp.
5.50% due 02/03/18	999,091	987,794
NPC International, Inc.
due 02/03/18	750,000	751,874
Lpl Holdings, Inc.
3.99% due 02/03/18	750,000	749,062
Telesat Canada
due 02/03/18	750,000	748,598
Mirion Technologies
due 02/07/18	750,000	744,375
Sabre Holdings
6.30% due 09/30/14	569,643	541,970
5.99% due 09/30/14	179,701	170,971
Crestwood (First Reserve Crestwood Holdings LLC)
9.74% due 02/03/18	500,000	507,815
BJ’s Wholesale Club, Inc.
5.24% due 02/03/18	500,000	502,215
Yankee Candle
due 03/14/19	500,000	501,145
TI Automotive ltd.
6.86% due 02/03/18	500,000	500,940
Getty Images, Inc.
6.00% due 02/03/18	500,000	500,895
Acco Brands
due 02/03/18	500,000	499,690
WCA Waste Systems, Inc.
5.50% due 02/03/18	500,000	499,585
Rexnord LLC/ RBS Global, Inc.
5.00% due 02/03/18	500,000	499,480
Armstrong World
3.99% due 02/03/18	500,000	499,000
Semtech Corp.
4.25% due 02/03/18	500,000	498,750
Seaworld
3.99% due 02/03/18	500,000	498,745
Avis Budget Care Rental, llc
4.25% due 03/13/19	500,000	498,125
Weight Watchers International, Inc.
3.99% due 02/03/18	500,000	498,000
Commscope Inc.
4.25% due 02/03/18	498,741	497,414
Istar Financial Inc.
6.99% due 02/03/18	333,333	333,230
5.24% due 03/15/16	83,334	81,979
5.24% due 02/03/18	83,334	81,979
Sleepy’s LLC.
7.25% due 02/03/18	500,000	496,250
UPC Financing Partnership
3.74% due 02/03/18	350,000	346,500
due 02/03/18	150,000	148,250
Aspen Dental Management Inc.
6.99% due 10/06/16	493,906	487,732
6.99% due 02/03/18	6,094	6,018

	FACE AMOUNT	VALUE
Sequa Corp.
due 02/03/18	$500,000	$492,155
Federal-Mogul Corp.
2.17% due 12/29/14	323,181	310,421
2.17% due 12/27/15	150,883	144,927
2.17% due 02/03/18	24,634	23,661
Hyland Software, Inc.
6.00% due 02/03/18	350,000	350,875
Mitchell International, Inc.
5.74% due 02/03/18	350,000	338,408
Caesars Entertainment Operating Company, Inc.
due 02/03/18	350,000	316,124
Envirosolutions
due 02/03/18	290,281	284,476
First Data Corp.
2.99% due 09/24/14	178,213	171,530
due 02/03/18	100,000	96,250
MGM Resorts
due 02/21/14	250,000	250,235
Nuveen Investments, Inc.
5.80% due 05/13/17	250,000	249,533
Go Daddy Group, Inc.
5.50% due 02/03/18	249,373	249,373
Kabel Deutschland
4.25% due 01/20/19	250,000	248,840
Grifols S.A
4.50% due 06/01/17	248,567	248,204
Summit Entertainment, llc
6.75% due 08/21/16	242,332	240,818
IPC Systems, Inc.
5.71% due 06/02/14	173,906	170,863
5.49% due 06/02/14	56,455	55,467
Catalent Pharma Solutions
4.24% due 04/10/14	200,000	197,750
Infor Global Solutions, Inc.
6.49% due 03/02/14	36,667	36,475
Focus Brands, Inc.
7.24% due 02/22/18	4,098	4,098
Totes Isotoner
7.99% due 07/07/17	2,908	2,865

Total Bank Loans		19,163,918

Industrials - 17.4%
Epicor Software Corp.
5.00% due 05/16/18	748,119	741,199
RBS Worldplay
5.24% due 11/30/17	500,000	499,065
SRA International, Inc.
6.50% due 07/20/18	491,105	489,110
Laureate Education, Inc.
5.24% due 06/15/18	498,114	487,843
Avaya, Inc.
4.99% due 10/26/17	498,295	480,605
CPG International, Inc.
6.00% due 02/18/17	499,122	477,910
CDW LLC
3.99% due 07/15/17	492,381	476,275

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
FLOATING RATE STRATEGIES FUND

	FACE AMOUNT	VALUE
Open Solutions, Inc.
2.68% due 01/23/14	$498,429	$461,670
Servicemaster Co.
2.75% due 07/24/14	200,084	197,301
2.99% due 07/24/14	149,264	147,187
Ceva Group plc
5.55% due 08/31/16	310,379	287,618
5.57% due 08/31/16	39,621	36,716
Unifrax Corp.
6.99% due 11/18/18	249,375	251,657
Genesys International Corporation Ltd.
6.75% due 01/25/19	250,000	251,562
Go Daddy Group, Inc.
6.99% due 12/17/18	249,375	249,375
Kronos, Inc.
5.32% due 06/09/17	250,000	249,295
Rocket Software, Inc.
6.99% due 02/07/18	249,375	249,168
Lawson Software, Inc.
6.75% due 07/05/17	248,750	248,914
Infor Global Solutions, Inc.
7.25% due 07/28/15	250,000	248,750
Mosaid Technologies, Inc.
8.49% due 12/20/16	250,000	248,750
Aspect Software, Inc.
6.24% due 05/09/16	248,731	248,731
NCO Group, Inc.
7.99% due 05/15/13	250,000	248,705
Flexera Software, Inc.
7.49% due 09/30/17	247,500	248,119
Smile Brands
6.99% due 12/21/17	248,741	247,654
Targus Group International
11.00% due 05/16/16	248,747	246,881
API Technologies Corp.
7.75% due 06/27/16	249,372	246,878
Acosta, Inc.
4.74% due 03/01/18	245,858	245,347
Total Safety U.S., Inc.
7.49% due 10/31/17	249,375	244,388
Freescale Semiconductor, Inc.
4.49% due 12/01/16	250,000	242,938
Novell, Inc.
6.50% due 04/27/17	243,750	241,771
SI Organization, Inc.
4.50% due 11/22/16	248,741	241,278
AWAS Aviation Capital Ltd.
5.24% due 06/10/16	239,130	239,130
Wyle Services Corp.
5.74% due 03/26/17	239,153	235,566
Ceridian Corp.
3.24% due 11/09/14	247,429	231,552
DynCorp International LLC
6.24% due 07/07/16	223,249	223,026

Total Industrials		10,411,934

	FACE AMOUNT	VALUE
Consumer Discretionary - 11.0%
Guitar Center, Inc.
5.73% due 04/09/17	$750,000	$710,467
Armored AutoGroup, Inc.
6.00% due 11/05/16	499,370	490,132
Totes Isotoner
7.25% due 07/07/17	493,595	486,191
8.00% due 07/07/17	2,869	2,826
Univision Communications, Inc.
4.49% due 03/31/17	500,000	463,470
Level 3 Financing, Inc.
5.74% due 09/01/18	250,000	252,240
Pharmaceutical Product Development, Inc.
6.24% due 11/18/18	249,375	252,220
Schaeffler AG
due 02/03/18	250,000	251,054
Academy Sports
6.00% due 08/03/18	249,375	250,308
FleetPride Corp.
6.75% due 11/30/17	250,000	249,583
Zayo Group LLC
6.99% due 11/22/17	249,375	249,562
KAR Auction Services, Inc.
5.00% due 05/19/17	248,797	249,160
Amscan Holdings, Inc.
6.75% due 12/02/17	248,737	248,804
Renaissance Learning, Inc.
7.75% due 10/19/17	248,750	248,749
Convatec, Inc.
5.74% due 12/22/17	248,741	248,196
Cequel Communications LLC
3.99% due 02/10/19	250,000	247,813
Digital Generation, Inc.
5.74% due 08/05/18	248,747	245,016
OSI Restaurant Partners, Inc.
2.56% due 06/14/14	234,380	230,084
0.29% due 06/14/14	14,887	14,614
Burlington Coat Factory Warehouse Corp.
6.24% due 02/18/17	242,405	243,789
Clientlogic Corp.
6.08% due 02/03/18	250,000	241,250
Garden Ridge Corp.
8.75% due 10/04/17	246,875	227,742
Boyd Gaming Corp.
6.00% due 12/17/15	167,875	169,450
Caesars Entertainment Operating Company, Inc.
5.49% due 01/28/15	150,000	142,712
Spectrum Brands, Inc.
5.00% due 06/17/16	105,667	105,814
6.35% due 06/17/16	243	243
CKX Entertainment Inc.
9.00% due 08/01/17	79,375	66,675

Total Consumer Discretionary		6,588,164

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012

FLOATING RATE STRATEGIES FUND

	FACE AMOUNT	VALUE
Consumer Staples - 1.9%
U.S. Foodservice, Inc.
5.74% due 03/31/17	$498,492	$495,645
NPC International, Inc.
6.75% due 12/09/18	250,000	251,173
Prestige Brands
5.24% due 01/27/19	240,530	241,834
Spectrum Brands, Inc.
5.00% due 06/17/16	142,793	142,991

Total Consumer Staples		1,131,643

Financials - 1.6%
Nuveen Investments, Inc.
5.71% due 05/13/17	135,982	135,728
5.80% due 05/13/17	100,536	100,348
5.74% due 05/13/17	13,482	13,456
Hamilton Lane Advisors LLC
6.50% due 02/03/18	250,000	248,750
AmWINS Group, Inc.
4.83% due 06/08/13	136,246	134,270
4.50% due 06/08/13	113,754	112,105
Helm Financial Corp.
6.24% due 06/01/17	248,744	244,391

Total Financials		989,048

Health Care - 1.2%
VWR International LLC
2.74% due 06/27/14	498,080	493,722
Catalent Pharma Solutions
5.24% due 02/03/18	249,375	249,168

Total Health Care		742,890

Information Technology - 1.1%
Telx Group, Inc.
7.75% due 09/22/17	249,375	250,102
Endurance International Group, Inc.
7.75% due 12/20/17	249,375	249,375
Allen Systems Group, Inc.
6.50% due 11/21/15	100,301	99,717
Infor Global Solutions, Inc.
6.49% due 02/03/18	63,333	63,001

Total Information Technology		662,195

Materials - 0.4%
Univar, Inc.
5.00% due 06/30/17	248,741	249,051

Telecommunication Services - 0.4%
Mitel U.S. Holdings, Inc.
3.81% due 10/16/14	250,000	245,000

Total Floating Rate Interests (Cost $39,647,882)		40,183,843

ASSET BACKED SECURITIES†† - 20.0%
Aerco Ltd.
0.70% due 07/15/25†††1,2,3	2,437,231	1,803,501
Rockwall CDO Ltd.
0.80% due 08/01/24†††1,2,3	1,157,170	958,033

	FACE AMOUNT	VALUE
Aircastle Aircraft Lease Backed Trust
0.50% due 06/14/37[1,2,3]	$740,537	$641,722
0.51% due 06/20/31†††1,2,3	333,994	291,116
Churchill Financial Cayman Ltd.
3.18% due 07/10/19†††1,2,3	1,000,000	763,230
Drug Royalty Corp., Inc.
5.92% due 07/15/24†††1,2,3	750,000	750,000
Aircraft Lease Securitisation Ltd.
0.50% due 05/10/32[1,2,3]	792,485	737,011
Genesis CLO Ltd.
4.58% due 01/10/16†††1,2,3	750,000	717,435
Structured Asset Receivables Trust
1.06% due 01/21/15†††1,2,3	621,734	580,376
Airplanes Pass Through Trust
0.79% due 03/15/19†††1	912,490	553,407
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2,3]	595,995	500,635
Raspro Trust
0.87% due 03/23/24†††1,2,3	560,398	483,040
Northwind Holdings LLC
1.27% due 12/01/37[1,2,3]	585,875	458,301
Colts Trust
1.32% due 12/20/18[1,2,3]	250,000	239,762
1.27% due 03/20/21†††1,2,3	250,000	184,235
Kennecott Funding Ltd.
1.38% due 01/13/18†††1,2,3	500,000	416,395
OFSI Fund Ltd.
1.32% due 09/20/19†††1,2,3	370,000	264,195
Global Leveraged Capital Credit Opportunity Fund
1.56% due 12/20/18†††1,2,3	288,000	219,940
Hewett’s Island CDO Ltd.
0.88% due 12/05/18†††1,2,3	250,000	205,898
Genesis Funding Ltd.
0.48% due 12/19/32[1,2,3]	227,414	199,542
Newstar Trust
0.74% due 03/30/22†††1,2,3	204,153	193,441
Residential Asset Mortgage Products, Inc.
0.79% due 12/25/34[1]	250,000	190,380
Castle Trust
0.99% due 05/15/27[1,2,3]	198,773	184,859
Whitney CLO Ltd.
2.59% due 03/01/17†††1,2,3	200,000	167,572
CapitalSource Commercial Loan Trust
0.92% due 09/20/22[1,2,3]	153,080	146,738
LCP Dakota Fund
10.75% due 01/16/14†††2	125,000	122,500
Vega Containervessel plc
5.56% due 02/10/21[2,3]	66,196	59,245

Total Asset Backed Securities (Cost $11,804,811)		12,032,509

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012

FLOATING RATE STRATEGIES FUND

	FACE AMOUNT	VALUE
CORPORATE BONDS†† - 0.8%
Consumer Discretionary - 0.4%
Seminole Hard Rock Entertainment, Inc.
2.97% due 03/15/14[1,2,3]	$250,000	$246,250

Industrials - 0.3%
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	133,291	133,291
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	68,507	68,507

Total Industrials		201,798

Financials - 0.1%
WMG Acquisition Corp.
11.50% due 10/01/18[2,3]	50,000	53,500

Total Corporate Bonds (Cost $489,828)		501,548

Total Investments - 87.8% (Cost $51,942,521)		$52,717,900

Other Assets & Liabilities, net - 12.2%		7,304,072

Total Net Assets - 100.0%		$60,021,972

††	Value determined based on Level 2 inputs, except as noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $11,465,972 (cost $11,223,702), or 19.1% of total net assets. plc — Public Limited Company

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012
ASSETS:
Investments, at value (cost $51,942,521)	$52,717,900
Cash	17,103,980
Prepaid expenses	47,425
Receivables:
Fund shares sold	1,510,920
Securities sold	429,224
Interest	113,234
Investment advisor	9,442

Total assets	71,932,125

LIABILITIES:
Payable for:
Securities purchased	11,824,065
Fund shares redeemed	33,626
Management fees	26,718
Fund accounting/administration fees	3,905
Transfer agent/maintenance fees	2,911
Directors’ fees*	1,850
Distribution and service fees	1,720
Miscellaneous	15,358

Total liabilities	11,910,153

NET ASSETS	$60,021,972

NET ASSETS CONSIST OF:
Paid in capital	$59,192,866
Undistributed net investment income	6,810
Accumulated net realized gain on investments	46,917
Net unrealized appreciation on investments	775,379

Net assets	$60,021,972

A-CLASS:
NET ASSETS	$6,093,318
Capital shares outstanding	236,279
Net asset value per share	$25.79

Maximum offering price per share (Net asset value divided by 95.25%)	$27.08

C-CLASS:
Net assets	$4,882,734
Capital shares outstanding	189,403
Net asset value per share	$25.78

INSTITUTIONAL CLASS:
Net assets	$49,045,920
Capital shares outstanding	1,900,539
Net asset value per share	$25.81

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2012†
INVESTMENT INCOME:
Interest	$535,740

Total investment income	535,740

EXPENSES:
Management fees	61,420
Transfer agent/maintenance fees
A-Class	507
C-Class	223
Institutional Class	2,451
Distribution and service fees:
A-Class	454
C-Class	1,585
Fund accounting/administration fees	8,977
Registration fees	9,172
Pricing service expense	6,350
Directors’ fees*	2,340
Custodian fees	1,404
Miscellaneous	9,399

Total expenses	104,282

Less:
Expenses waived by advisor	(28,486)

Net expenses	75,796

Net investment income	459,944

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	46,917

Net realized gain	46,917

Net change in unrealized appreciation (depreciation) on:
Investments	775,379

Net change in unrealized appreciation (depreciation)	775,379

Net realized and unrealized gain	822,296

Net increase in net assets resulting from operations	$1,282,240

†	Since commencement of operations: November 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

FLOATING RATE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2012[a] (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$459,944
Net realized gain on investments	46,917
Net change in unrealized appreciation (depreciation) on investments	775,379

Net increase in net assets resulting from operations	1,282,240

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(22,002)
C-Class	(15,648)
Institutional Class	(415,484)

Total distributions to shareholders	(453,134)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	6,124,062
C-Class	4,913,178
Institutional Class	47,851,766
Distributions reinvested
A-Class	20,669
C-Class	15,521
Institutional Class	415,484
Cost of shares redeemed
A-Class	(50,381)
C-Class	(46,648)
Institutional Class	(50,785)

Net increase from capital share transactions	59,192,866

Net increase in net assets	60,021,972

NET ASSETS:
Beginning of period	—

End of period	$60,021,972

Undistributed net investment income at end of year	$6,810

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	237,429
C-Class	190,662
Institutional Class	1,886,278
Shares issued from reinvestment of distributions
A-Class	802
C-Class	602
Institutional Class	16,230
Shares redeemed
A-Class	(1,952)
C-Class	(1,861)
Institutional Class	(1,969)

Net increase in shares	2,326,221

[a]	Since commencement of operations: November 30, 2011.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FLOATING RATE STRATEGIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2012[a] A-Class	Period Ended March 31, 2012[a] C-Class
Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment income[b]	.51	.42
Net gain on investments (realized and unrealized)	.60	.62

Total from investment operations	1.11	1.04

Less distributions from:
Net investment income	(.32)	(.26)

Total distributions	(.32)	(.26)

Net asset value, end of period	$25.79	$25.78

Total Return	4.44%	4.18%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,093	$4,883

Ratios to average net assets:
Net investment income	6.34%	5.18%
Total expenses	1.58%	2.19%
Net expenses[c]	1.00%	1.75%

Portfolio turnover rate	18%	18%

		Period Ended March 31, 2012[a] Institutional Class
Per Share Data
Net asset value, beginning of period		$25.00

Income (loss) from investment operations:
Net investment income[b]		.41
Net gain on investments (realized and unrealized)		.73

Total from investment operations		1.14
Less distributions from:
Net investment income		(.33)

Total distributions		(.33)

Net asset value, end of period		$25.81

Total Return		4.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)		$49,046

Ratios to average net assets:
Net investment income		4.79%
Total expenses		1.07%
Net expenses[c]		0.78%

Portfolio turnover rate		18%

[a]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2012

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating (Based on Standard and Poor’s Ratings)

Rating	% of Total Investments
Fixed Income Instruments
B	14.9%
BBB+	11.5%
BB-	10.6%
B-	10.2%
B+	8.6%
CCC	7.4%
NR	6.7%
Other	30.0%
Other Instruments
Options Purchased	0.3%
Options Written	-0.2%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012

MACRO OPPORTUNITIES FUND

	FACE AMOUNT	VALUE
ASSET BACKED SECURITIES†† - 41.9%
Aircastle Aircraft Lease Backed Trust
0.50% due 06/14/37[1,2,3]	$1,184,859	$1,026,755
0.51% due 06/20/31†††1,2,3	667,988	582,231
Aerco Ltd.
0.70% due 07/15/25†††1,2,3	1,759,763	1,302,189
Airplanes Pass Through Trust
0.79% due 03/15/19†††1	1,944,163	1,179,096
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2,3]	1,254,506	1,053,785
Fortress Credit Opportunities
0.70% due 07/15/12†††	1,100,000	962,346
Rockwall CDO Ltd.
0.80% due 08/01/24†††1,2,3	1,157,170	958,033
Structured Asset Receivables Trust
1.06% due 01/21/15†††1,2,3	984,412	918,928
Genesis Funding Ltd.
0.48% due 12/19/32[1,2,3]	1,037,007	909,912
Colts Trust
1.32% due 12/20/18[1,2,3]	750,000	719,287
1.27% due 03/20/21†††1,2,3	250,000	184,235
Churchill Financial Cayman Ltd.
3.18% due 07/10/19†††1,2,3	1,000,000	763,230
Northwind Holdings LLC
1.27% due 12/01/37[1,2,3]	906,063	708,767
Kennecott Funding Ltd.
1.38% due 01/13/18†††1,2,3	700,000	582,953
Aircraft Lease Securitisation Ltd.
0.50% due 05/10/32[1,2,3]	522,319	485,757
Hewett’s Island CDO Ltd.
0.88% due 12/05/18†††1,2,3	500,000	411,795
Drug Royalty Corp., Inc.
5.92% due 07/15/24†††1,2,3	400,000	400,000
MC Funding Ltd.
1.42% due 12/20/20†††1,2,3	500,000	396,555
Genesis CLO Ltd.
4.58% due 01/10/16†††1,2,3	400,000	382,632
LCP Dakota Fund
10.75% due 01/16/14†††2	300,000	294,000
Whitney CLO Ltd.
2.59% due 03/01/17†††1,2,3	350,000	293,251
OFSI Fund Ltd.
1.32% due 09/20/19†††1,2,3	370,000	264,195
Raspro Trust
0.87% due 03/23/24†††1,2,3	305,672	263,477
Vega Containervessel plc
5.56% due 02/10/21[2,3]	246,729	220,823
Global Leveraged Capital Credit Opportunity Fund
1.56% due 12/20/18†††1,2,3	286,000	218,412
Newstar Trust
0.74% due 03/30/22†††1,2,3	204,153	193,441
Castle Trust
0.99% due 05/15/27[1,2,3]	198,773	184,859
CapitalSource Commercial Loan Trust
0.92% due 09/20/22[1,2,3]	153,080	146,738

Total Asset Backed Securities (Cost $15,758,708)		16,007,682

	FACE AMOUNT	VALUE
CORPORATE BONDS†† - 35.2%
Financials - 7.4%
Ohana Military Communities LLC
5.88% due 10/01/51[2,3]	$200,000	$180,374
6.15% due 10/01/51[2,3]	100,000	91,017
CNO Financial Group, Inc.
9.00% due 01/15/18[2,3]	250,000	269,999
Icahn Enterprises, LP
7.75% due 01/15/16	250,000	258,749
E*Trade Financial Corp.
7.88% due 12/01/15	250,000	254,063
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[2,3]	200,000	253,304
USI Holdings Corp.
9.75% due 05/15/15[2,3]	250,000	251,250
WMG Acquisition Corp.
11.50% due 10/01/18[2,3]	215,000	230,050
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	200,000	213,984
Axis Bank Ltd.
5.13% due 09/05/17[2,3]	200,000	199,270
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3]	150,000	141,375
Seminole Indian Tribe of Florida
7.75% due 10/01/17[2,3]	125,000	135,469
Kennedy-Wilson, Inc.
8.75% due 04/01/19	125,000	130,313
Scottrade Financial Services, Inc.
6.13% due 07/11/21[2,3]	125,000	122,456
Symetra Financial Corp.
6.13% due 04/01/16[2,3]	50,000	50,888

Total Financials		2,782,561

Consumer Discretionary - 5.9%
Lions Gate Entertainment, Inc.
10.25% due 11/01/16[2,3]	415,000	457,019
Reynolds Group Issuer, Inc.
6.88% due 02/15/21[2,3]	325,000	336,374
DISH DBS Corp.
6.75% due 06/01/21	250,000	269,375
Yankee Candle Company, Inc.
8.50% due 02/15/15	250,000	256,253
Seminole Hard Rock Entertainment, Inc.
2.97% due 03/15/14[1,2,3]	250,000	246,249
Caesars Operating Escrow LLC
8.50% due 02/15/20[2,3]	150,000	152,625
MGM Resorts International
8.63% due 02/01/19[2,3]	125,000	134,063
Burlington Coat Factory Warehouse Corp.
10.00% due 02/15/19	125,000	130,000
Empire Today LLC
11.38% due 02/01/17[2,3]	125,000	123,438
Logan’s Roadhouse, Inc.
10.75% due 10/15/17	125,000	121,875

Total Consumer Discretionary		2,227,271

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MACRO OPPORTUNITIES FUND

	FACE AMOUNT	VALUE
Utilities - 3.5%
Crestwood Midstream Partners, LP
7.75% due 04/01/19[2,3]	$325,000	$332,719
BreitBurn Energy Partners, LP
7.88% due 04/15/22[2,3]	325,000	331,500
Eagle Rock Energy Partners, LP
8.38% due 06/01/19	250,000	257,500
AmeriGas Finance LLC
7.00% due 05/20/22	250,000	255,000
AES Corp.
7.38% due 07/01/21[2,3]	125,000	138,125

Total Utilities		1,314,844

Energy - 3.2%
Exterran Holdings, Inc.
7.25% due 12/01/18	400,000	384,000
Dolphin Energy Ltd.
5.50% due 12/15/21[2,3]	350,000	368,813
Quicksilver Resources, Inc.
7.13% due 04/01/16	250,000	230,000
Precision Drilling Corp.
6.50% due 12/15/21[2,3]	125,000	130,625
SandRidge Energy, Inc.
7.50% due 03/15/21	125,000	123,125

Total Energy		1,236,563

Industrials - 3.1%
Continental Airlines 2009-2 Class B Pass Through Trust
9.25% due 05/10/17	335,290	360,437
CPM Holdings, Inc.
10.63% due 09/01/14	250,000	266,250
Marquette Transportation Co.
10.88% due 01/15/17	250,000	263,438
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	133,291	133,291
CEVA Group plc
8.38% due 12/01/17[2,3]	100,000	99,000
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	68,507	68,507

Total Industrials		1,190,923

Telecommunication Services - 3.0%
CommScope, Inc.
8.25% due 01/15/19[2,3]	325,000	346,125
Sprint Nextel Corp.
7.00% due 03/01/20[2,3]	250,000	253,750
Level 3 Financing, Inc.
4.51% due 02/15/15[1]	250,000	241,875
Oi S.A.
5.75% due 02/10/22[2,3]	200,000	205,750
Avaya, Inc.
7.00% due 04/01/19[2,3]	90,000	90,225

Total Telecommunication Services		1,137,725

	FACE AMOUNT	VALUE
Health Care - 2.4%
Apria Healthcare Group, Inc.
12.38% due 11/01/14	$400,000	$399,000
Aristotle Holding, Inc.
4.75% due 11/15/21[2,3]	250,000	267,555
Physio-Control International, Inc.
9.88% due 01/15/19[2,3]	125,000	131,250
HCA, Inc.
6.50% due 02/15/20	125,000	131,250

Total Health Care		929,055

Information Technology - 1.9%
Stream Global Services, Inc.
11.25% due 10/01/14	325,000	338,000
NCO Group, Inc.
5.38% due 11/15/13[1]	250,000	248,750
Compucom Systems, Inc.
12.50% due 10/01/15[2,3]	100,000	105,000
Intcomex, Inc.
13.25% due 12/15/14	50,000	50,125

Total Information Technology		741,875

Consumer Staples - 1.9%
Central Garden and Pet Co.
8.25% due 03/01/18[2,3]	325,000	335,156
US Foodservice
8.50% due 06/30/19[2,3]	250,000	253,125
BI-LO LLC
9.25% due 02/15/19[2,3]	125,000	132,500

Total Consumer Staples		720,781

Financial Institutions - 1.5%
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[2,3]	250,000	250,625
JP Morgan Chase Capital XXV
6.80% due 10/01/37	150,000	150,840
Lancer Finance Co. SPV Ltd.
5.85% due 12/12/16†††2,3	116,681	119,724
Blackstone Holdings Finance Co. LLC
5.88% due 03/15/21[2,3]	50,000	51,033

Total Financial Institutions		572,222

Industrial - 0.8%
Continental Airlines 2012-1 Class B Pass Thru Trusts
6.25% due 04/11/20	200,000	203,500
Thermadyne Holdings Corp.
9.00% due 12/15/17[2,3]	100,000	102,500

Total Industrial		306,000

Materials - 0.6%
APERAM
7.75% due 04/01/18[2,3]	250,000	241,250

Total Corporate Bonds (Cost $13,170,808)		13,401,070

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
MACRO OPPORTUNITIES FUND

	FACE AMOUNT	VALUE
FLOATING RATE INTERESTS†† - 22.1%
Industrials - 7.1%
Rocket Software, Inc.
6.99% due 02/03/18	$249,375	$249,168
Infor Global Solutions, Inc.
7.25% due 07/28/15	250,000	248,750
NCO Group, Inc.
7.99% due 05/15/13	250,000	248,705
Targus Group International
11.00% due 05/16/16	248,747	246,881
Servicemaster Co.
2.75% due 07/24/14	200,084	197,301
2.99% due 07/24/14	49,264	48,578
Novell, Inc.
6.50% due 04/27/17	246,835	244,831
Freescale Semiconductor, Inc.
4.49% due 12/01/16	250,000	242,938
CEVA Group plc
5.55% due 08/31/16	210,379	194,951
5.57% due 08/31/16	39,621	36,716
Ceridian Corp.
3.24% due 11/09/14	247,429	231,552
Open Solutions, Inc.
2.68% due 01/23/14	248,691	230,350
Tasc, Inc.
4.50% due 12/18/15	188,747	186,152
Genesys International Corporation Ltd.
6.75% due 01/25/19	125,000	125,781

Total Industrials		2,732,654

Consumer Discretionary - 6.2%
Schaeffler AG
due 02/03/18	250,000	251,055
MGM Resorts
due 02/21/14	250,000	250,194
Kabel Deutschland
4.25% due 01/20/19	250,000	248,840
Crown Castle International
3.99% due 01/25/19	249,375	248,300
Cequel Communications LLC
3.99% due 02/03/18	250,000	247,813
API Technologies Corp.
7.75% due 06/27/16	249,372	246,878
Armored Autogroup Inc.
6.00% due 11/05/16	250,000	245,375
OSI Restaurant Partners LLC
2.56% due 06/14/14	232,719	228,453
0.29% due 06/14/14	14,887	14,614
Boyd Gaming Corp.
6.00% due 12/17/15	167,875	169,450
Caesars Entertainment Operating Company, Inc.
5.49% due 01/28/15	150,000	142,712
CKX Entertainment Inc.
9.00% due 08/01/17	79,375	66,675

Total Consumer Discretionary		2,360,359

Financials - 2.7%
Asurion Corp.

	FACE AMOUNT	VALUE
11.00% due 02/03/18	$250,000	$252,767
AmWINS Group, Inc.
4.83% due 06/08/13	136,246	134,270
4.50% due 06/08/13	113,754	112,105
Ocwen Financial
6.99% due 09/01/16	232,861	233,054
First Data Corp.
2.99% due 09/24/14	178,213	171,530
Nuveen Investments, Inc.
5.71% due 05/13/17	135,982	135,728

Total Financials		1,039,454

Bank Loans - 2.3%
Catalent Pharma Solutions
4.24% due 04/10/14	249,347	246,542
Prestige Brands
5.24% due 01/27/19	240,530	241,834
Summit Entertainment, LLC
6.75% due 08/21/16	242,332	240,818
Nuveen Investments, Inc.
5.80% due 05/13/17	100,536	100,348
5.74% due 05/13/17	13,482	13,456
Eastman Kodak
9.00% due 07/26/13	42,857	43,536

Total Bank Loans		886,534

Health Care - 1.3%
HCA, Inc.
2.49% due 11/18/13	250,000	248,750
VWR International LLC
2.74% due 06/27/14	248,721	246,545

Total Health Care		495,295

Telecommunication Services - 1.0%
Mitel U.S. Holdings, Inc.
3.81% due 10/16/14	250,000	245,000
Genesys International Corporation Ltd.
6.75% due 01/25/19	125,000	125,781

Total Telecommunication Services		370,781

Consumer Staples - 0.8%
U.S. Foodservice, Inc.
5.74% due 03/31/17	249,370	247,947
Eastman Kodak
9.00% due 07/26/13	57,143	58,047

Total Consumer Staples		305,994

Information Technology - 0.7%
Endurance International Group, Inc.
7.75% due 12/20/17	249,375	249,375

Total Floating Rate Interests (Cost $8,251,868)		8,440,446

MORTGAGE BACKED SECURITIES†† - 0.4%
BAMLL-DB Trust
6.79% due 04/13/29†††2,3	150,000	149,996

Total Mortgage Backed Securities (Cost $149,996)		149,996

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
MACRO OPPORTUNITIES FUND

	CONTRACTS	VALUE
OPTIONS PURCHASED† - 0.3%
Call Options on:
January 2013 ProShares UltraShort 20+ Years Treasury Expiring with strike price of $21.00	454	$101,696

Total Call Options		101,696

Total Options Purchased (Cost $69,019)		101,696

Total Long Investments - 99.9% (Cost $37,400,399)		$38,100,890

	CONTRACTS	VALUE
OPTIONS WRITTEN† - (0.2)%
Put Options on:
ProShares UltraShort 20+ Years Treasury Expiring January 2013 with strike price of $19.00	454	$(84,444)

Total Options Written (Premiums received $83,977)		(84,444)

Other Assets & Liabilities, net - 0.3%		105,531

Total Net Assets - 100.0%		$38,121,977

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs, except as noted — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[2]	Security was acquired through a private placement.
[3]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $21,254,900 (cost $20,815,234), or 55.8% of total net assets.

plc — Public Limited Company

REIT — Real Estate Investment Trust

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012

ASSETS:
Investments, at value (cost $37,400,399)	$38,100,890
Cash	4,986,754
Prepaid expenses	47,608
Receivables:
Securities sold	1,001,133
Fund shares sold	970,136
Interest	363,907
Investment advisor	11,984

Total assets	45,482,412

LIABILITIES:
Reverse Repurchase Agreements	6,441,601
Options written, at value (premiums received $83,977)	84,444
Payable for:
Securities purchased	742,188
Management fees	25,083
Fund shares redeemed	6,630
Transfer agent/maintenance fees	4,044
Fund accounting/administration fees	2,677
Distribution and service fees	2,211
Directors’ fees*	1,895
Miscellaneous	49,662

Total liabilities	7,360,435

NET ASSETS	$38,121,977

NET ASSETS CONSIST OF:
Paid in capital	$37,310,306
Undistributed net investment income	3,002
Accumulated net realized gain on investments	108,645
Net unrealized appreciation on investments	700,024

Net assets	$38,121,977

A-CLASS:
Net assets	$10,382,499
Capital shares outstanding	400,291
Net asset value per share	$25.94

Maximum offering price per share (Net asset value divided by 95.25%)	$27.22

C-CLASS:
Net assets	$1,504,910
Capital shares outstanding	58,050
Net asset value per share	$25.92

INSTITUTIONAL CLASS:
Net assets	$26,234,568
Capital shares outstanding	1,010,465
Net asset value per share	$25.96

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2012†

INVESTMENT INCOME:
Interest	$550,767

Total investment income	550,767

EXPENSES:
Management fees	61,899
Transfer agent/maintenance fees
A-Class	2,572
C-Class	250
Institutional Class	2,166
Distribution and service fees:
A-Class	2,406
C-Class	872
Fund accounting/administration fees	6,607
Interest expense	11,399
Registration fees	9,173
Pricing service expense	6,350
Directors’ fees*	2,340
Custodian fees	1,404
Miscellaneous	9,399

Total expenses	116,837

LESS:
Expenses waived by advisor	(34,494)

Net expenses	82,343

Net investment income	468,424

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	65,956
Options written	42,689

Net realized gain	108,645

Net change in unrealized appreciation (depreciation) on: Investments	700,491
Options written	(467)

Net change in unrealized appreciation (depreciation)	700,024

Net realized and unrealized gain	808,669

Net increase in net assets resulting from operations	$1,277,093

†	Since commencement of operations: November 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

MACRO OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2012[a] (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$468,424
Net realized gain on investments	108,645
Net change in unrealized appreciation (depreciation) on investments	700,024

Net increase in net assets resulting from operations	1,277,093

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(91,384)
C-Class	(10,132)
Institutional Class	(363,906)

Total distributions to shareholders	(465,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	10,257,847
C-Class	1,499,229
Institutional Class	25,135,926
Distributions reinvested
A-Class	71,199
C-Class	6,872
Institutional Class	363,906
Cost of shares redeemed
A-Class	(22,334)
C-Class	(2,117)
Institutional Class	(222)

Net increase from capital share transactions	37,310,306

Net increase in net assets	38,121,977

NET ASSETS:
Beginning of period	—

End of period	$38,121,977

Undistributed net investment income at end of year	$3,002

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	398,402
C-Class	57,866
Institutional Class	996,346
Shares issued from reinvestment of distributions
A-Class	2,752
C-Class	265
Institutional Class	14,127
Shares redeemed
A-Class	(863)
C-Class	(81)
Institutional Class	(8)

Net increase in shares	1,468,806

[a]	Since commencement of operations: November 30, 2011.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MACRO OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2012[a] A-Class	Period Ended March 31, 2012[a] C-Class
Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment income[b]	.64	.71
Net gain on investments (realized and unrealized)	.71	.57

Total from investment operations	1.35	1.28

Less distributions from:
Net investment income	(.41)	(.36)

Total distributions	(.41)	(.36)

Net asset value, end of period	$25.94	$25.92

Total Return	5.38%	5.14%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,382	$1,505

Ratios to average net assets:
Net investment income	7.54%	8.46%
Total expenses	2.12%	2.93%
Net expenses[c]	1.57%	2.34%
Operating expenses[d]	1.35%	2.10%

Portfolio turnover rate	20%	20%

Period Ended March 31, 2012[a] Institutional Class
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income[b]	.56
Net gain on investments (realized and unrealized)	.82

Total from investment operations	1.38

Less distributions from:
Net investment income	(.42)

Total distributions	(.42)

Net asset value, end of period	$25.96

Total Return	5.55%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$26,234

Ratios to average net assets:
Net investment income	6.52%
Total expenses	1.57%
Net expenses[c]	1.09%
Operating expenses[d]	0.95%

Portfolio turnover rate	20%

[a]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.
[d]	Operating expenses exclude interest expense.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2012

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating

(Based on Standard and Poor’s Ratings)

Rating	% of Total Investments
Fixed Income Instruments
NR	31.1%
BBB+	19.1%
BBB	9.4%
A-	7.3%
BBB-	5.3%
A	4.9%
A+	4.6%
Other	18.3%

Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2012
TOTAL RETURN BOND FUND

	FACE AMOUNT	VALUE
ASSET BACKED SECURITIES†† - 35.4%
Dominos Pizza Master Issuer LLC
5.22% due 01/25/42[1,2]	$1,000,000	$1,024,152
Aircastle Aircraft Lease Backed Trust
0.50% due 06/14/37[1,2,3]	777,564	673,808
0.51% due 06/20/31†††1,2,3	333,994	291,116
Rockwall CDO Ltd.
0.80% due 08/01/24†††1,2,3	1,157,170	958,032
Aerco Ltd.
0.70% due 07/15/25†††1,2,3	1,038,921	768,781
Churchill Financial Cayman Ltd.
3.18% due 07/10/19†††1,2,3	1,000,000	763,230
Babcock & Brown Air Funding I Ltd.
0.54% due 11/14/33[1,2,3]	879,405	738,700
Airplanes Pass Through Trust
0.79% due 03/15/19†††3	1,210,446	734,111
Genesis Funding Ltd.
0.48% due 12/19/32[1,2,3]	764,111	670,461
Colts Trust
1.32% due 12/20/18[1,2,3]	500,000	479,525
1.27% due 03/20/21†††1,2,3	250,000	184,235
Northwind Holdings LLC
1.27% due 12/01/37[1,2,3]	585,875	458,301
Kennecott Funding Ltd.
1.38% due 01/13/18†††1,2,3	500,000	416,395
MC Funding Ltd.
1.42% due 12/20/20†††1,2,3	500,000	396,555
Structured Asset Receivables Trust
1.06% due 01/21/15†††1,2,3	362,678	338,553
OFSI Fund Ltd.
1.32% due 09/20/19†††1,2,3	370,000	264,195
Drug Royalty Corp., Inc.
5.92% due 07/15/24†††1,2,3	250,000	250,000
Genesis CLO Ltd.
4.58% due 01/10/16†††1,2,3	250,000	239,145
Global Leveraged Capital Credit Opportunity Fund
1.56% due 12/20/18†††1,2,3	286,000	218,412
Hewett’s Island CDO Ltd.
0.88% due 12/05/18†††1,2,3	250,000	205,898
Newstar Trust
0.74% due 03/30/22†††1,2,3	204,153	193,441
Castle Trust
0.99% due 05/15/27[1,2,3]	198,773	184,859
Raspro Trust
0.87% due 03/23/24†††1,2,3	203,781	175,651
Whitney CLO Ltd.
2.59% due 03/01/17†††1,2,3	200,000	167,572
CapitalSource Commercial Loan Trust
0.92% due 09/20/22[1,2,3]	153,080	146,738
Vega Containervessel plc
5.56% due 02/10/21[1,2]	141,418	126,569
LCP Dakota Fund
10.75% due 01/16/14†††1	125,000	122,500

Total Asset Backed Securities (Cost $10,919,995)		11,190,935

	FACE AMOUNT	VALUE
CORPORATE BONDS†† - 30.9%
Financials - 10.1%
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[1,2]	$210,000	$265,969
Endurance Specialty Holdings Ltd.
6.15% due 10/15/15	200,000	213,983
Bank of America North America
5.30% due 03/15/17	140,000	146,100
Ohana Military Communities LLC
5.88% due 10/01/51[1,2]	150,000	135,280
QBE Capital Funding III Ltd.
7.25% due 05/24/41[1,2,3]	140,000	131,950
Allied World Assurance Co. Ltd.
7.50% due 08/01/16	115,000	131,706
Macquarie Group Ltd.
6.25% due 01/14/21[1,2]	130,000	131,563
WEA Finance LLC
4.63% due 05/10/21[1,2]	130,000	131,507
First Niagara Financial Group, Inc.
6.75% due 03/19/20	120,000	131,436
WR Berkley Corp.
5.38% due 09/15/20	125,000	131,286
Ironshore Holdings US, Inc.
8.50% due 05/15/20[1,2]	120,000	130,559
Aflac, Inc.
8.50% due 05/15/19	100,000	130,520
Korea Development Bank
3.88% due 05/04/17	125,000	129,390
Digital Realty Trust, LP
5.25% due 03/15/21	125,000	128,884
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	120,000	128,811
IPIC GMTN Ltd.
5.50% due 03/01/22[1,2]	125,000	128,594
Morgan Stanley
3.80% due 04/29/16	130,000	126,543
Metlife Capital Trust IV
7.88% due 12/15/37[1,2]	115,000	125,925
National Life Insurance Co.
10.50% due 09/15/39[1,2]	100,000	125,698
Nationwide Health Properties, Inc.
6.00% due 05/20/15	115,000	124,307
Scottrade Financial Services, Inc.
6.13% due 07/11/21[1,2]	125,000	122,456
Loews Corp.
5.25% due 03/15/16	110,000	121,642
Symetra Financial Corp.
6.13% due 04/01/16[1,2]	115,000	117,042

Total Financials		3,191,151

Consumer Discretionary - 3.6%
Wyndham Worldwide Corp.
4.25% due 03/01/22	500,000	490,163
International Game Technology
5.50% due 06/15/20	125,000	132,882
WPP Finance 2010
4.75% due 11/21/21[1,2]	125,000	130,717

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited) (continued)	March 31, 2012
TOTAL RETURN BOND FUND

	FACE AMOUNT	VALUE
Grupo Televisa SAB
6.63% due 03/18/25	$110,000	$130,158
Yankee Candle Company, Inc.
8.50% due 02/15/15	125,000	128,126
Hyatt Hotels Corp.
6.88% due 08/15/19[1,2]	110,000	126,824

Total Consumer Discretionary		1,138,870

Utilities - 3.2%
Abu Dhabi National Energy Co.
5.88% due 12/13/21[1,2]	125,000	133,125
DCP Midstream LLC
4.75% due 09/30/21[1,2]	125,000	132,361
Odebrecht Drilling Norbe VIII
6.35% due 06/30/21[1,2]	122,500	130,462
Korea National Oil Corp.
4.00% due 10/27/16[1,2]	125,000	130,445
Eagle Rock Energy Partners, LP
8.38% due 06/01/19	125,000	128,750
Crestwood Midstream Partners, LP
7.75% due 04/01/19[1,2]	125,000	127,969
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.50% due 09/30/14[1,2]	115,000	123,913
ONEOK, Inc.
4.25% due 02/01/22	100,000	101,214

Total Utilities		1,008,239

Industrials - 3.1%
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/19	133,291	133,291
Sequa Corp.
11.75% due 12/01/15[1,2]	125,000	132,813
Marquette Transportation Co.
10.88% due 01/15/17	125,000	131,718
Coleman Cable, Inc.
9.00% due 02/15/18	125,000	131,563
AWAS Aviation Capital Ltd.
7.00% due 10/17/16[1,2]	122,040	127,227
Delta Air Lines 2011-1 Class B Pass Through Trust
7.13% due 10/15/14†††1,2	130,000	127,075
Asciano Finance Ltd.
4.63% due 09/23/20[1,2]	130,000	125,724
Atlas Air 1999-1 Class A-2 Pass Through Trust
6.88% due 04/02/14	68,507	68,507

Total Industrials		977,918

Energy - 2.4%
Dolphin Energy Ltd.
5.50% due 12/15/21[1,2]	250,000	263,438
Valero Energy Corp.
9.38% due 03/15/19	100,000	130,983
Bill Barrett Corp.
7.63% due 10/01/19	125,000	126,875
Equities Corp.
4.88% due 11/15/21	125,000	126,496
SandRidge Energy, Inc.
7.50% due 03/15/21	125,000	123,125

Total Energy		770,917

	FACE AMOUNT	VALUE
Materials - 2.0%
Alcoa, Inc.
5.40% due 04/15/21	$130,000	$134,330
Xstrata Finance Canada Ltd.
4.95% due 11/15/21[1,2]	125,000	130,956
POSCO
5.25% due 04/14/21[1,2]	120,000	126,368
Newcrest Finance Pty Ltd.
4.45% due 11/15/21[1,2]	125,000	126,282
Sonoco Products Co.
4.38% due 11/01/21	120,000	122,090

Total Materials		640,026

Financial Institutions - 1.7%
Schahin II Finance Co. SPV Ltd.
5.88% due 09/25/22[1,2]	250,000	250,625
Western Group Housing, LP
6.75% due 03/15/57†††1,2	250,000	241,800
Blackstone Holdings Finance Co. LLC
5.88% due 03/15/21[1,2]	50,000	51,033

Total Financial Institutions		543,458

Information Technology - 1.7%
Freescale Semiconductor, Inc.
9.25% due 04/15/18[1,2]	125,000	136,875
iGate Corp.
9.00% due 05/01/16	125,000	135,782
Stream Global Services, Inc.
11.25% due 10/01/14	125,000	130,000
Intuit, Inc.
5.75% due 03/15/17	110,000	126,140

Total Information Technology		528,797

Utility - 1.1%
Phillips 66
4.30% due 04/01/22[1,2]	250,000	254,300
DCP Midstream Operating, LP
4.95% due 04/01/22	100,000	100,244

Total Utility		354,544

Telecommunication Services - 1.1%
Oi S.A.
5.75% due 02/10/22[1,2]	200,000	205,750
Qtel International Finance Ltd.
4.75% due 02/16/21[1,2]	125,000	129,225

Total Telecommunication Services		334,975

Industrial - 0.5%
Continental Airlines 2012-1 Class A
Pass Thru Trusts
4.15% due 04/11/24	150,000	147,000

Consumer Staples - 0.4%
Grupo Bimbo SAB de CV
4.88% due 06/30/20[1,2]	120,000	125,857

Total Corporate Bonds (Cost $9,506,430)		9,761,752

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)	March 31, 2012
TOTAL RETURN BOND FUND

	FACE AMOUNT	VALUE
MORTGAGE BACKED SECURITIES†† - 24.9%
Freddie Mac[4]
#G03400, 5.50% due 03/01/37	$2,951,380	$3,216,989
#G03604, 5.50% due 01/01/38	2,039,094	2,222,603
#A86522, 4.50% due 05/01/39	360,478	382,452
#G05535, 4.50% due 07/01/39	283,546	300,830
#A89870, 4.50% due 11/01/39	263,713	279,788

Total Freddie Mac		6,402,662

Ginnie Mae I
#782488, 5.50% due 11/15/38	1,152,560	1,289,449
BAMLL-DB Trust
5.81% due 04/13/29†††1,2	200,000	199,997

Total Mortgage Backed Securities (Cost $7,866,232)		7,892,108

MUNICIPAL BONDS†† - 2.0%
California - 1.3%
California Health Facilities Financing Authority Revenue Bonds
5.25% due 08/15/31	120,000	135,006
Glendale Unified School District General Obligation Unlimited
0.00% due 09/01/27	300,000	126,759
Cypress School District General Obligation Unlimited
0.00% due 08/01/35	500,000	122,550
Rowland Unified School District General Obligation Unlimited
0.00% due 08/01/41	110,000	21,347

Total California		405,662

Illinois - 0.4%
Chicago Transit Authority Revenue Bonds
5.25% due 12/01/31	100,000	111,028

Pennsylvania - 0.3%
Allegheny County Hospital Development Authority Revenue Bonds
5.00% due 10/15/31	100,000	107,776

Total Municipal Bonds (Cost $595,376)		624,466

	FACE AMOUNT	VALUE
FOREIGN GOVERNMENT BONDS†† - 0.8%
Cayman Islands - 0.4%
Government of the Cayman Islands
5.95% due 11/24/19[1,2]	$125,000	$134,375

Bahamas - 0.4%
Commonwealth of the Bahamas
6.95% due 11/20/29[1,2]	110,000	125,950

Total Foreign Government Bonds (Cost $256,217)		260,325

Total Investments - 94.0% (Cost $29,144,250)		$29,729,586

Other Assets & Liabilities, net - 6.0%		1,904,312

Total Net Assets - 100.0%		$31,633,898

††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
[1]	Security was acquired through a private placement.
[2]	Security is a 144A or Section 4(2) security. The total market value of 144A or Section 4(2) securities is $15,932,353 (cost $15,526,515), or 50.4% of total net assets.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2012.
[4]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

TOTAL RETURN BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2012

ASSETS:
Investments, at value (cost $29,144,250)	$29,729,586
Cash	1,356,269
Prepaid expenses	47,162
Receivables:
Fund shares sold	327,090
Interest	197,180
Investment advisor	13,084

Total assets	31,670,371

LIABILITIES:
Payable for:
Management fees	12,520
Pricing fees	6,347
Professional fees	4,346
Transfer agent/maintenance fees	3,099
Fund accounting/administration fees	2,379
Directors’ fees	1,809
Distribution and service fees	874
Fund shares redeemed	118
Miscellaneous	4,981

Total liabilities	36,473

NET ASSETS	$31,633,898

NET ASSETS CONSIST OF:
Paid in capital	$31,024,264
Undistributed net investment income	4,244
Accumulated net realized gain on investments	20,054
Net unrealized appreciation on investments	585,336

Net assets	$31,633,898

A-CLASS:
Net assets	$3,304,439
Capital shares outstanding	128,700
Net asset value per share	$25.68

Maximum offering price per share (Net asset value divided by 95.25%)	$26.96

C-CLASS:
Net assets	$332,221
Capital shares outstanding	12,939
Net asset value per share	$25.67

INSTITUTIONAL CLASS:
Net assets	$27,997,238
Capital shares outstanding	1,089,342
Net asset value per share	$25.70

*	Relates to Directors not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2012†

INVESTMENT INCOME:
Interest	$378,439

Total investment income	378,439

EXPENSES:
Management fees	39,302
Transfer agent/maintenance fees
A-Class	607
C-Class	1,130
Institutional Class	2,310
Distribution and service fees:
A-Class	1,015
C-Class	576
Fund accounting/administration fees	7,467
Registration fees	9,172
Pricing service expense	6,350
Professional fees	4,346
Directors’ fees*	2,340
Custodian fees	1,404
Miscellaneous	5,053

Total expenses	81,072
LESS:
Expenses waived/reimbursed by advisor	(39,699)

Net expenses	41,373

Net investment income	337,066

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	20,054

Net realized gain	20,054

Net change in unrealized appreciation (depreciation) on:
Investments	585,336

Net change in unrealized appreciation (depreciation)	585,336

Net realized and unrealized gain	605,390

Net increase in net assets resulting from operations	$942,456

†	Since commencement of operations: November 30, 2011.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

TOTAL RETURN BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended March 31, 2012[a] (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$337,066
Net realized gain on investments	20,054
Net change in unrealized appreciation (depreciation) on investments	585,336

Net increase in net assets resulting from operations	942,456

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
A-Class	(21,003)
C-Class	(2,071)
Institutional Class	(309,748)

Total distributions to shareholders	(332,822)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares
A-Class	3,261,423
C-Class	646,540
Institutional Class	27,723,158
Distributions reinvested
A-Class	18,512
C-Class	2,068
Institutional Class	309,748
Cost of shares redeemed
A-Class	(25)
C-Class	(320,573)
Institutional Class	(616,587)

Net increase from capital share transactions	31,024,264

Net increase in net assets	31,633,898

NET ASSETS:
Beginning of period	—

End of period	$31,633,898

Undistributed net investment income at end of year	$4,244

CAPITAL SHARE ACTIVITY:
Shares sold
A-Class	127,978
C-Class	25,327
Institutional Class	1,101,249
Shares issued from reinvestment of distributions
A-Class	723
C-Class	81
Institutional Class	12,137
Shares redeemed
A-Class	(1)
C-Class	(12,469)
Institutional Class	(24,044)

Net increase in shares	1,230,981

[a]	Since commencement of operations: November 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

TOTAL RETURN BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended March 31, 2012[a] A-Class	Period Ended March 31, 2012[a] C-Class
Per Share Data
Net asset value, beginning of period	$25.00	$25.00

Income (loss) from investment operations:
Net investment income[b]	.34	.29
Net gain on investments (realized and unrealized)	.65	.62

Total from investment operations	.99	.91

Less distributions from:
Net investment income	(.31)	(.24)

Total distributions	(.31)	(.24)

Net asset value, end of period	$25.68	$25.67

Total Return	3.92%	3.65%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,304	$332

Ratios to average net assets:
Net investment income	4.03%	3.37%
Total expenses	1.39%	3.96%
Net expenses[c]	0.87%	1.59%

Portfolio turnover rate	12%	12%

Period Ended March 31, 2012[a] Institutional Class
Per Share Data
Net asset value, beginning of period	$25.00

Income (loss) from investment operations:
Net investment income[b]	.36
Net gain on investments (realized and unrealized)	.66

Total from investment operations	1.02

Less distributions from:
Net investment income	(.32)

Total distributions	(.32)

Net asset value, end of period	$25.70

Total Return	4.10%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$27,997

Ratios to average net assets:
Net investment income	4.29%
Total expenses	0.98%
Net expenses[c]	0.50%

Portfolio turnover rate	12%

[a]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income per share was computed using average shares outstanding throughout the period.
[c]	Net expense information reflects the expense ratios after expense waivers.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization, and Significant Accounting Policies Organization

Security Income Fund (the “Trust”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified open-ended management investment company of the series type. The Trust is authorized to issue an unlimited number of shares. The shares of the Trust are currently issued in multiple series, with each series, in effect, representing a separate fund. The Trust accounts for the assets of each fund separately.

The Trust offers three separate classes of shares, A-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value (the “NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. “Institutional” Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC.

At March 31, 2012, the Income Funds consisted of six separate funds. This report covers the Floating Rate Strategies Fund, Macro Opportunities Fund and Total Return Bond Fund (the “Funds”).

Guggenheim Investments (“GI”) provides advisory, administrative and accounting services to the Funds. Rydex Fund Services, LLC (“RFS”) acts as the transfer agent to the Funds. Rydex Distributors, LLC (“RDL”) acts as principal underwriter to the Funds. GI, RFS and RDL are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

A. Security Valuation – Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Debt securities with a maturity greater than 60 days at acquisition are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a debt security is valued at the reported bid price, at the close of business. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The senior floating rate interests (loans) in which the Floating Rate Strategies Fund and the Macro Opportunities Fund invest are not listed on any securities exchange or board of trade. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee. In determining fair value, consideration is given to several factors, which may include, among others, one or more of the following: the fundamental business data relating to the issuer or borrower; an evaluation of the forces which influence the market in which these loans are purchased and sold; type of holding; financial statements of the borrower; cost at date of purchase; size of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

holding; credit worthiness and cash flow of issuer; information as to any transactions in, or offers for, the holding; price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies; coupon payments; quality, value and salability of collateral securing the loan; business prospects of the issuer/borrower, including any ability to obtain money or resources from a parent or affiliate; the portfolio manager’s and/or the market’s assessment of the borrower’s management; prospects for the borrower’s industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; borrower’s competitive position within the industry; borrower’s ability to access additional liquidity through public and/or private markets; and other relevant factors.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.

B. Senior Interests – Senior loans in which the Funds invests generally pay interest based on rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2012.

C. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the

“secondary market” is the date on which the transaction is entered into. Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including the amortization of premiums and accretion of discounts on debt securities. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. Securities Purchased on a When-Issued or Delayed Delivery Basis – The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Expenses – Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are allocated to the Funds on the basis of relative net assets within the Fund. Class specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a Fund are allocated to each respective class in proportion to the relative net assets of each class.

F. Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G. Earnings Credits – Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2012, there were no earnings credits received.

H. Indemnifications – Under the Funds’ organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business,

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Management Fees and Other Transactions with Affiliates

Management fees are paid monthly to GI, based on the following annual rates for the period ended March 31, 2012:

Fund	Management Fees (as a % of net assets)
Floating Rate Strategies Fund	0.65%
Macro Opportunities Fund	0.89%
Total Return Bond Fund	0.50%

GI also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, GI receives the following:

Fund	Administrative Fees (as a % of net assets)
Floating Rate Strategies Fund	0.095%
Macro Opportunities Fund	0.095%
Total Return Bond Fund	0.095%
Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

Transfer agent fees are assessed to the applicable class of each Fund. RFS is paid the following for providing transfer agent services to the Funds:

Annual charge per account	$5.00 - $8.00
Transaction fee	$0.60 - $1.10
Minimum annual charge per Fund*	$25,000
Certain out-of-pocket charges	Varies

*	Rydex Fund Services has agreed to waive the minimum for the first twelve months of operations.

The investment advisory contracts for the Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses (as determined under generally accepted accounting principles). The limits are listed below:

	Limit	Effective Date	Contract End Date
Floating Rate Strategies Fund – A-Class	1.02%	11/30/11	03/01/13
Floating Rate Strategies Fund – C-Class	1.77%	11/30/11	03/01/13
Floating Rate Strategies Fund – Institutional Class	0.78%	11/30/11	03/01/13
Macro Opportunities Fund – A-Class	1.36%	11/30/11	03/01/13
Macro Opportunities Fund – C-Class	2.11%	11/30/11	03/01/13
Macro Opportunities Fund – Institutional Class	0.95%	11/30/11	03/01/13
Total Return Bond Fund – A-Class	0.90%	11/30/11	03/01/13
Total Return Bond Fund – C-Class	1.65%	11/30/11	03/01/13
Total Return Bond Fund – Institutional Class	0.50%	11/30/11	03/01/13

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2012, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

	Fees Waived	Expires In
Floating Rate Strategies Fund	$28,486	2014
Macro Opportunities Fund	34,494	2014
Total Return Bond Fund	39,699	2014

For the period ended March 31, 2012, no amounts were recouped by GI.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Funds have adopted distribution plans related to the offering of Class A and Class C shares. Each such distribution plan has been adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940. The plans provide for payments to RDL at an annual rate of 0.25% of the average daily net assets of A-Class Shares of each Fund and 1.00% of the average daily assets of C-Class shares.

During the period ended March 31, 2012, RDL retained sales charges of $38,787 relating to sales of A-Class shares of the Fund.

Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company, a subsidiary of Security Benefit Corporation, and its affiliates, which include GI & RDL.

At March 31, 2012, GI and its subsidiaries owned over five percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Floating Rate Strategies Fund	39%
Macro Opportunities Fund	65%
Total Return Bond Fund	79%

3. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on Federal income tax returns for the open tax year (fiscal year 2012) and has concluded that no provision for income tax is required in the Funds’ financial statements.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies and the tax reporting to their shareholders, and to improve the tax efficiency of certain fund structures. The changes are generally effective for taxable years beginning after the date of enactment.

At March 31, 2012, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Floating Rate Strategies Fund	$51,942,521	$834,436	$(59,057)	$775,379
Macro Opportunities Fund	37,400,399	822,733	(122,241)	700,492
Total Return Bond Fund	29,144,250	627,295	(41,959)	585,336

4. Fair Value Measurement

In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2012:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Floating Rate Strategies Fund	$—	$44,043,586	$8,674,314	$52,717,900
Macro Opportunities Fund	101,696	27,178,475	10,820,719	38,100,890
Total Return Bond Fund	—	22,472,892	7,256,694	29,729,586

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. During the period ended March 31, 2012, there were no securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2012.

LEVEL 3 - Fair value measurement using significant unobservable inputs

Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$—
Purchases	$8,476,625
Total unrealized gains or losses included in earnings	197,689

Ending Balance	$8,674,314

Macro Opportunities Fund
Assets:
Beginning Balance	$—
Purchases	$10,623,485
Total unrealized gains or losses included in earnings	197,234

Ending Balance	$10,820,719

Total Return Bond Fund
Assets:
Beginning Balance	$—
Purchases	$7,066,300
Total unrealized gains or losses included in earnings	190,394

Ending Balance	$7,256,694

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivatives instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended March 31, 2012, certain Funds sought to gain exposure to their benchmark by investing in financial-linked derivative instruments, including options.

The following Fund entered into options written for the following purposes:

Fund	Index Exposure	Liquidity
Macro Opportunities Fund	X	X

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2012:

Derivative Investments Type	Location on the Statements of Assets and Liabilities Asset Derivatives	Liability Derivatives
Interest Rate Contracts		Options written, at value

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2012:

Liability Derivative Investments Value

Fund	Options Written Interest Rate Contracts	Total
Macro Opportunities Fund	$84,444	$84,444

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2012:

Realized Gain (Loss) on Derivative Instruments Recognized in the Statement of Operations

Fund	Options Written Interest Rate Contracts	Total
Macro Opportunities Fund	$42,689	$42,689

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations

Fund	Options Written Interest Rate Contracts	Total
Macro Opportunities Fund	$(467)	$(467)

6. Securities Transactions

For the period ended March 31, 2012, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments and government securities, were:

	Purchases	Sales
Floating Rate Strategies Fund	$46,680,367	$4,625,790
Macro Opportunities Fund	26,973,691	3,082,737
Total Return Bond Fund	23,353,682	2,328,874

7. Options Written

Transactions in options written during the period ended March 31, 2012 were as follows:

Written Put Options

	Macro Opportunities Fund
	Number of Contracts	Premium Amount
Balance at November 30, 2011	—	$—
Options written	1,144	222,664
Options terminated in closing purchase transactions	(690)	(138,687)
Options Expired	—	—
Options Exercised	—	—

Balance at March 31, 2012	454	$83,977

8. Reverse Repurchase Agreements

The fund is permitted to enter into reverse repurchase agreements. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Counter Party	Amount
Aerco 2A A3	$355,836
Apria Healthcare Group Inc.	150,000
Axis Bank/Dubai	150,000
Brasil Telecom Sa	108,000
Breitburn Energy Partners Lp	190,000
Caesars Operating Escrow Llc	89,000
Caps 2006-2A C	135,000
Central Garden & Pet Co	94,000
Cno Financial Group Inc	1,086,000
Commscope Inc	226,000
Continental Airlines 2009 2 Pa	176,000
Crestwood Midstream Partners L	128,000
Dolphin Energy Ltd	183,000
Eagle Rock Energy Partners Lp	134,000
Endurance Specialty Holdings L	120,000
Exterran Holdings Inc	122,000
Fcoi 2005-1A A1	719,000
Lions Gate Entertainment Corp	354,000
Marquette Transportation Co/Ma	77,000
Physio-Control International I	633,000
Quicksilver Resources Inc	76,000
Reynolds Group Llc	264,000
Rockw 2007-1A A1La	627,765
Us Foodservice	82,000
Wm Finance Corp	78,000
Yankee Acquisition Corp	84,000

$6,441,601

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

Reverse Repurchase Agreement Collateral	Amount
ACST_07-1A-G1 -99.000 06/14/20	$1,100,000
AERCO_2A-A3 -99.000 07/15/2025	2,360,000
AES 7.375 07/01/2021	125,000
AHG 12.375 11/01/2014	250,000
APU 7.000 05/20/2022	250,000
AXSBIN 5.125 09/05/2017	200,000
BBEP 7.875 04/15/2022	325,000
BCFACT 10.000 02/15/2019	125,000
BILOLF 9.250 02/15/2019	125,000
CAPS_06-2A-C -99.000 09/20/2020	350,000
CENT 8.250 03/01/2018	325,000
CMLP 7.750 04/01/2019	325,000
CNO 9.000 01/15/2018	250,000
COMPCO 12.500 10/01/2015	100,000
CTV 8.250 01/15/2019	325,000
CZR 8.500 02/15/2020	150,000
DISH 6.750 06/01/2021	250,000
DOLNRG 5.500 12/15/2021	250,000
EMPTOD 11.375 02/01/2017	125,000
ENH 6.150 10/15/2015	200,000
EROC 8.375 06/01/2019	250,000
EXH 7.250 12/01/2018	250,000
FCOI_05-1A-A1 -99.000 07/15/20	1,100,000
HCA 6.500 02/15/2020	125,000
IEP 7.750 01/15/2016	250,000
KW 8.750 04/01/2019	125,000
KWK 7.125 04/01/2016	250,000
LGF 10.250 11/01/2016	315,000
LGNS 10.750 10/15/2017	125,000
LVLT -99.000 02/15/2015	250,000
MARTRA 10.875 01/15/2017	250,000
MGM 8.625 02/01/2019	125,000
PDCN 6.500 12/15/2021	125,000
PHYSIO 9.875 01/15/2019	125,000
REYNOL 6.875 02/15/2021	325,000
ROCKW_07-1A-A1LA -99.000 08/01	1,290,000
SCOTB 6.125 07/11/2021	125,000
SD 7.500 03/15/2021	125,000
SGS 11.250 10/01/2014	325,000
SYA 6.125 04/01/2016	50,000
TEPR 5.750 02/10/2022	200,000
TNTLOG 8.375 12/01/2017	100,000
UAL 9.250 05/10/2017	300,000
USFOOD 8.500 06/30/2019	250,000
USIH 9.750 05/15/2015	250,000
WMG 11.500 10/01/2018	125,000
YCC 8.500 02/15/2015	110,000

Total	$14,750,000

For the period ended March 31, 2012, the weighted average maturity was 549 days and interest rates range from 1.15% to 2.746%.

9. Subsequent Event

Effective on or about May 1, 2012, the Funds changed the frequency of dividend declarations from a monthly declaration to a daily declaration. However, the Funds will continue to make dividend payments on a monthly basis.

10. New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1.800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1.800.820.0888. The proxy statement information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

Each of the GI Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. The portfolio holdings of each of the GI Funds are available on their website, www.rydex-sgi.com or by calling 1.800.820.0888.

The statement of additional information (“SAI”) includes additional information about the Funds’ Directors and is available upon request without charge by calling 1.800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

40 East 52nd Street

16th Floor

New York, NY 10022

(Headquarters)

Four Irvington Centre

805 King Farm Boulevard

Suite 600

Rockville, MD 20850

9401 Indian Creek Parkway

40 Corporate Woods

Suite 850

Overland Park, KS 66210

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

OTHER INFORMATION (Unaudited) (concluded)

Guggenheim Transaction

On September 20, 2011, Guggenheim Capital, LLC agreed to purchase the indirect holding company of Security Investors, LLC, the Fund’s investment manager (the “Investment Manager”) (the “Transaction”). Guggenheim Capital, LLC’s subsidiary, Guggenheim Partners, LLC (“Guggenheim”), is a global, independent, privately-held, diversified financial services firm with more than 1,500 dedicated professionals. The transaction closed on February 29, 2012.

The Transaction should not result in material changes to the day-to-day management and operations of the Funds or any increase in fees.

In anticipation of the Transaction, the Board of Directors of the Funds (the “Board”) called a special meeting of shareholders (the “Meeting”), at which shareholders of the Funds of record as of October 3, 2011 were asked to consider the approval of a new investment management agreement between the Fund and the Investment Manager (the “New Agreement”). This approval was necessary because, under the Investment Company Act of 1940 (the “1940 Act”), the Transaction could result in the termination of the Funds’ current investment management agreement with the Investment Manager (the “Current Agreement”). The Funds’ shareholders approved the New Agreement, the terms of which are substantially identical to the corresponding Current Agreement, except with respect to the date of execution.

Board Considerations in Approving the Investment Advisory Agreement

At an in-person meeting of the Board of Directors of Security Income Fund held November 17 and 18, 2011, called for the purpose of, among other things, voting on the approval of the investment advisory agreement applicable to the Floating Rate Strategies, Macro Opportunities and Total Return Bond series of the Security Income Fund (collectively, the “Funds”), Security Income Fund’s Board of Directors (the “Board”), including the independent Directors, unanimously approved the investment advisory agreement between Security Income Fund and Guggenheim Partners Asset Management, LLC (referred to herein as the “Adviser”).

In reaching the conclusion to approve the investment advisory agreement, the Board requested and obtained from the Adviser such information as the Directors deemed reasonably necessary to evaluate the proposed agreement. The Directors carefully evaluated this information and were advised by legal counsel with respect to their deliberations.

In considering the investment advisory agreement, the Board determined that the agreement would enable shareholders of the Funds to obtain high quality services at a cost that is appropriate, reasonable, and in the best interests of their shareholders. The Board, including the independent Directors, unanimously approved the investment advisory agreement. The Directors noted that, at the meeting, they had obtained and reviewed a wide variety of information, including certain comparative information regarding performance of other accounts managed by the Adviser relative to performance of other comparable mutual funds.

In addition, at the meeting of November 17 and 18, 2011, as a part of their required consideration of the investment advisory agreement, the Directors, including the independent Directors, had evaluated a number of considerations, including among others: (a) the quality of the Adviser’s investment advisory and other services; (b) the Adviser’s investment management personnel; (c) the Adviser’s operations and financial condition; (d) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the fees that the Adviser charges compared with the fees charged to comparable mutual funds or accounts and the expense limitation agreement between the Funds and the Adviser; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the Adviser’s compliance systems; (h) the Adviser’s policies on and compliance procedures for personal securities transactions; (i) the Adviser’s reputation, expertise and resources in the financial markets; and (j) the Adviser’s performance compared with performance of similar mutual funds. Based on the Board’s deliberations at the meeting of November 17 and 18, 2011, the Board, including all of the independent Directors, unanimously: (a) concluded that terms of the investment advisory agreement were fair and reasonable; (b) concluded that the Adviser’s fees were reasonable in light of the services that it would provide to the Funds; and (c) agreed to approve the investment advisory agreement, subject to approval by each Fund’s initial shareholder, based upon the following considerations, among others:

•

Nature, Extent and Quality of Services Provided by the Adviser. At the meeting of November 17 and 18, 2011, the Board reviewed the scope of services to be provided by the Adviser under the investment advisory agreement. The Board concluded that the Adviser was capable of providing high quality services to the Funds, as indicated by the nature and quality of services provided by the Adviser in the past, the Adviser’s management capabilities, the professional qualifications and experience of the Adviser’s portfolio managers and the Adviser’s investment and management oversight processes.

•

The investment performance of the Adviser. At the meeting of November 17 and 18, 2011, the Board reviewed statistical information prepared by the Adviser regarding the expense ratio components and performance of each Fund. Based on the performance of other similar accounts managed by the Adviser, the Board concluded that the investment performance of the Adviser was strong.

•

The cost of investment management services provided and the level of profitability. At the meeting of November 17 and 18, 2011, the Board reviewed information about the profitability of the Funds to the Adviser based on the advisory fees payable under the investment advisory agreement. At that meeting, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Adviser. On the basis of the directors’ review of the fees to be charged by the Adviser for investment advisory and related services, the Board concluded that it was too early to predict profitability from the Funds, but noted that this matter would be given further consideration on an ongoing basis.

•

Whether the investment management fees reflect economies of scale. In connection with its review of the Funds’ profitability analysis at the meeting of November 17 and 18, 2011, the Board considered that the Funds were in the start-up phase and concluded that the advisory fee schedule reflected an appropriate level of sharing of any economies of scale. With regard to the new Funds, the directors concluded that the advisory fees for the Funds appropriately reflected the current economic environment and the competitive nature of the mutual fund market. The directors also noted that they would have the opportunity in the future to periodically reexamine whether the Funds had achieved economies of scale and the appropriateness of the advisory fee payable by the Funds to the Adviser.

•

Benefits (such as soft dollars) to the Adviser from its relationship with the Funds. In addition to evaluating the services provided by the Adviser, the Board considered the fees charged by the Adviser and its affiliates for related services, benefits such as any soft dollar usage by the Adviser, and any intangible benefits, and concluded that the advisory fees appropriately reflected any such benefits.

On the basis of the information provided to it and its evaluation of that information, the Board, including the independent Directors, concluded that the terms of the investment advisory agreement for the Funds was reasonable, and that approval of the investment advisory agreement was in the best interests of the Funds.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited)

DIRECTORS

The business address of each director is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Year Elected***	Principal Occupations During Past Five Years
Donald A. Chubb, Jr.** (12-14-46) 1994	Business Broker - Griffith & Blair Realtors

Harry W. Craig, Jr.** (05-11-39) 2004	Chairman, CEO, Secretary and Director - The Martin Tractor Company, Inc.

Jerry B. Farley** (09-20-46) 2005	President - Washburn University

Penny A. Lumpkin** (08-20-39) 1993	Partner - Vivian’s Gift Shop (Corporate Retail)
Vice President - Palmer Companies, Inc. (Small Business and Shopping Center Development)
Vice President - PLB (Real Estate Equipment Leasing)

Maynard F. Oliverius** (12-18-43) 1998	President & Chief Executive Officer - Stormont-Vail HealthCare

Donald C. Cacciapaglia* (07-01-51) 2012 (President, Director & Chairman of the Board)	Security Investors, LLC: President and CEO from April 2012 to present
Guggenheim Investments: President and Chief Administrative Officer from
February 2010 to present
Channel Capital Group, Inc.: Chairman and CEO from April 2002 to February 2010.

*	This Director is deemed to be an “interested person” of the Funds under the 1940 Act, as amended, by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager. This Director is also an officer of the funds.
**	These Directors serve on the Fund’s joint audit committee, the purpose of which is to meet with the independent registered public accounting firm, to review the work of the independent registered public accounting firm, and to oversee the handling by Security Investors of the accounting and financial reporting functions for the Funds.
***	Each Director oversees 32 Security Funds portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (continued)

OFFICERS*

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Mark P. Bronzo (11-01-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC Previous: Managing Director and Chief Compliance Officer, Nationwide Separate Accounts LLC (2003-2008)

Elisabeth Miller (06-06-68) Chief Compliance Officer - 2012	Current: Chief Compliance Officer, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust, Rydex ETF Trust, Security Equity Fund, Security Income Fund, Security Large Cap Value Fund, Security Mid Cap Growth Fund, SBL Fund, Security Investors, LLC, and Rydex Distributors, LLC

Previous: Senior Manager, Security Investors, LLC and Rydex Distributors, LLC (2004-2009).

Nikolaos Bonos (05-30-63) Treasurer - 2010	Current: Senior Vice President, Security Investors, LLC; Chief Executive Officer and Manager, Rydex Specialized Products, LLC; Chief Executive Officer & President, Rydex Fund Services, LLC; Vice President, Rydex Holdings, LLC; Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; and Vice President, Security Benefit Asset Management Holdings, LLC

Previous: Security Global Investors, LLC, Senior Vice President (2010-2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) Senior Vice President (2006-2011); Rydex Fund Services, LLC (f/k/a Rydex Fund Services, Inc.), Director (2009), Senior Vice President (2003-2006); and Rydex Specialized Products, LLC, Chief Financial Officer (2005-2009)

Joseph M. Arruda (09-05-66) Assistant Treasurer - 2010

Current: Assistant Treasurer, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President, Security Investors, LLC; and Chief Financial Officer & Manager, Rydex Specialized Products, LLC

Previous: Security Global Investors, LLC, Vice President (2010-2011); and Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Vice President (2004-2011)

Amy J. Lee (06-05-61) Vice President - 2007 Secretary - 1987	Current: Senior Vice President & Secretary, Security Investors, LLC; Secretary and Chief Compliance Officer, Security Distributors, Inc.; Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation; Associate General Counsel, First Security Benefit Life Insurance and Annuity of New York; Vice President & Secretary, SBL Fund; Security Equity Fund; Security Income Fund; Security Large Cap Value Fund and Security Mid Cap Growth Fund; Vice President and Secretary, Rydex Holdings, LLC; Secretary, Advisor Research Center, Inc., Rydex Specialized Products, LLC, Rydex Distributors, LLC and Rydex Fund Services, LLC; and Assistant Secretary, Security Benefit Clinic and Hospital

Previous: Security Global Investors, LLC, Senior Vice President and Secretary (2007- 2011); Rydex Advisors, LLC (f/k/a PADCO Advisors, Inc.) and Rydex Advisors II, LLC (f/k/a PADCO Advisors II, Inc.), Senior Vice President and Secretary (2010-2011); and Brecek & Young Advisors, Inc., Director (2004-2008)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF DIRECTORS AND OFFICERS (Unaudited) (concluded)

OFFICERS* (concluded)

The business address of each officer is One Security Benefit Place, Topeka, KS 66636-0001

Name (Date of Birth) Title – Year Elected	Principal Occupations During Past Five Years
Mark A. Mitchell (08-24-64) Vice President - 2003	Current: Portfolio Manager, Security Investors, LLC
Previous: Vice President and Portfolio Manager, Security Benefit Life Insurance
Company (2003-2010)

Joseph C. O’Connor (07-15-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC
Previous: Managing Director, Nationwide Separate Accounts LLC (2003-2008)

Daniel W. Portanova (10-02-60) Vice President - 2008	Current: Portfolio Manager, Security Investors, LLC
Previous: Managing Director, Nationwide Separate Accounts LLC (2003-2008)

James P. Schier (12-28-57) Vice President - 1998	Current: Senior Portfolio Manager, Security Investors, LLC
Previous: Vice President and Senior Portfolio Manager, Security Benefit Life
Insurance Company (1998-2010)

David G. Toussaint (10-10-66) Vice President - 2005	Current: Portfolio Manager, Security Investors, LLC
Previous: Assistant Vice President and Portfolio Manager, Security Benefit Life
Insurance Company (2005-2009)

*	Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

GUGGENHEIM INVESTMENTS PRIVACY POLICIES

Rydex Funds, Guggenheim Funds, Rydex Investments, Rydex Distributors, Inc., Security Investors, LLC, Security Distributors, Inc. and Rydex Advisory Services (Collectively “Guggenheim Investments”)

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, www.rydex-sgi.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at www.rydex-sgi.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)    The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Security Income Fund

By (Signature and Title)*     /s/ Donald C. Cacciapaglia

                                                             Donald C. Cacciapaglia, President

Date        June 7, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Donald C. Cacciapaglia

                                                                          Donald C. Cacciapaglia, President

Date         June 7, 2012

By (Signature and Title)*         /s/ Nikolaos Bonos

                                                                 Nikolaos Bonos, Treasurer

Date         June 7, 2012

*Print the name and title of each signing officer under his or her signature.